Capital Stock - Director SBC Included in the Income Statement (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $	$ 33.4	$ 25.8	$ 34.1
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	3,000,000.0	2,400,000	3,000,000.0
Number of shares outstanding (in shares)	4,600,000	4,500,000	4,600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.36	$ 8.60	$ 7.88
Director | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $	$ 2.1	$ 2.0	$ 2.4
Number of shares granted (in shares)	120,000	200,000	200,000
Number of shares outstanding (in shares)	2,200,000	2,000,000.0	1,800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.98	$ 5.64	$ 7.62
Director | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	54,000.000	22,000.000	16,000.000
Number of shares outstanding (in shares)	70,000.00	30,000.00	20,000.00
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.92	$ 5.71	$ 7.62